Share-based compensation - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,314,567	2,452,542	3,122,006
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 16.26	$ 15.41	$ 14.5
Weighted average remaining contractual life of outstanding share options	2 years
Number of share options exercisable in share-based payment arrangement | shares	987,766	1,703,943
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 15.54	$ 14.51
12.70- 14.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	574,801
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 13.55
Weighted average remaining contractual life of outstanding share options	10 months 24 days
Number of share options exercisable in share-based payment arrangement | shares	574,801
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 13.55
12.70- 14.50 [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	12.7
12.70- 14.50 [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 14.5
15.97- 22.20 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	739,766
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 18.36
Weighted average remaining contractual life of outstanding share options	3 years
Number of share options exercisable in share-based payment arrangement | shares	412,965
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 18.31
15.97- 22.20 [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	15.97
15.97- 22.20 [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 22.2